Shareholder Report	6 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Capital Group International Equity ETF
Entity Central Index Key	0001969445
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
Capital Group International Equity ETF
Shareholder Report [Line Items]
Fund Name	Capital Group International Equity ETF
Class Name	Capital Group International Equity ETF
Trading Symbol	CGIE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital Group International Equity ETF (the "fund") for the period from June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/ETF-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/ETF-literature
Expenses [Text Block]	What were the fund costs for the last six months? (based on a hypothetical $10,000 inve st m ent)
Fund	Cost of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
CGIE	$ 27	0.54% *
*Annualized.
Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54% [1]
Net Assets	$ 266,570,000
Holdings Count | Holding	70
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 266,570
Total number of portfolio holdings	70
Portfolio turnover rate	16%

Holdings [Text Block]	Portfolio holdings by sector ( percent of net asse ts )

[1]	Annualized.